Leuthold Core ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

EXCHANGE TRADED FUNDS - 85.7%	Shares	Value
Communication Services Select Sector SPDR Fund	91,264	$6,631,242
Direxion Daily S&P 500 Bear 1x Shares	264,467	3,514,766
Fidelity MSCI Energy Index ETF	66,556	1,533,450
Financial Select Sector SPDR Fund	47,109	1,771,298
Health Care Select Sector SPDR Fund	26,168	3,568,792
Industrial Select Sector SPDR Fund	28,411	3,238,570
Invesco CurrencyShares Euro Currency Trust	11,285	1,151,521
Invesco CurrencyShares Japanese Yen Trust(a)	12,963	853,095
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	24,676	1,173,344
iShares 1-3 Year Treasury Bond ETF	95,963	7,872,805
iShares 20+ Year Treasury Bond ETF	5,642	557,881
iShares 5-10 Year Investment Grade Corporate Bond ETF	22,625	1,176,500
iShares 7-10 Year Treasury Bond ETF	9,944	958,502
iShares MBS ETF	12,513	1,177,223
iShares MSCI Global Metals & Mining Producers ETF	12,713	547,549
iShares U.S. Healthcare Providers ETF	9,720	2,551,984
iShares U.S. Home Construction ETF	38,138	3,879,779
iShares U.S. Insurance ETF	8,221	823,126
iShares U.S. Oil Equipment & Services ETF	50,101	1,098,214
SPDR Bloomberg International Corporate Bond ETF	37,974	1,136,562
SPDR Bloomberg International Treasury Bond ETF	100,202	2,322,682
SPDR Bloomberg Short Term High Yield Bond ETF	19,749	496,490
SPDR S&P Homebuilders ETF	11,213	1,072,636
SPDR S&P Metals & Mining ETF	15,698	939,211
SPDR S&P Semiconductor ETF	5,978	1,343,795
SPDR S&P Software & Services ETF	5,978	898,673
Technology Select Sector SPDR Fund	69,549	13,386,792
VanEck J. P. Morgan EM Local Currency Bond ETF	14,097	357,359
Vanguard Short-Term Inflation-Protected Securities ETF	15,157	719,806
TOTAL EXCHANGE TRADED FUNDS (Cost $58,777,214)		66,753,647

SHORT-TERM INVESTMENTS - 14.2%
Money Market Funds - 14.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Class Institutional, 5.25%(b)	11,021,913	11,021,913
TOTAL SHORT-TERM INVESTMENTS (Cost $11,021,913)		11,021,913

TOTAL INVESTMENTS - 99.9% (Cost $69,799,127)		$77,775,560
Other Assets in Excess of Liabilities - 0.1%		101,855
TOTAL NET ASSETS - 100.0%		$77,877,415

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2023:

Leuthold Core ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$66,753,647	$–	$–	$66,753,647
Money Market Funds	11,021,913	–	–	11,021,913
Total Investments	$77,775,560	$–	$–	$77,775,560